Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurement
Fair Value Assets and Liabilities Measured on a Recurring Basis

As of December 31, 2009, 10.46% and 1.89% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2009.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	2,284,545	2,175,697	—	4,460,242
Foreign exchange spot contracts	—	2,878	—	2,878
Derivatives	79	3,177,419	80,937	3,258,435
Investments
Available-for-sale securities	9,954,399	8,649,829	106,564	18,710,792
Debt securities	8,926,968	8,648,320	877	17,576,165
Korea treasury and government agencies	6,243,284	1,648,318	—	7,891,602
Corporate	—	1,281,470	47	1,281,517
Financial institutions	2,683,684	3,721,079	—	6,404,763
Asset- backed securities	—	1,997,453	830	1,998,283
Equity securities	1,027,431	1,509	105,687	1,134,627
Other investments	2,767	—	76,461	79,228
Other assets-hedging derivatives	—	47,787	283	48,070

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,347,668	—	—	1,347,668
Foreign exchange spot contracts	—	2,812	—	2,812
Derivatives	398	2,588,027	307,199	2,895,624
Other liabilities-hedging derivatives	—	173,013	36,916	209,929

As of December 31, 2010, 9.89% and 1.49% of the Company's total assets and total liabilities, respectively, represented instruments measured at fair value on a recurring basis. The following table presents assets and liabilities measured at fair value on a recurring basis by fair-value hierarchy levels as of December 31, 2010.

	Level 1	Level 2	Level 3	Total
	(In millions of Korean won)
Assets measured at fair value
Trading assets
Trading securities	1,736,619	1,958,500	—	3,695,119
Debt securities	1,624,085	1,894,821	—	3,518,906
Korea treasury and government agencies	692,727	217,924	—	910,651
Corporate	—	151,091	—	151,091
Financial institutions	931,358	1,354,094	—	2,285,452
Asset-backed securities	—	171,712	—	171,712
Equity securities	112,534	63,679	—	176,213
Foreign exchange spot contracts	—	1,415	—	1,415
Derivatives	809	2,354,893	32,577	2,388,279
Foreign exchange derivatives	—	1,743,012	4,617	1,747,629
Interest rate derivatives	—	586,694	9,310	596,004
Equity derivatives	809	25,187	12,953	38,949
Credit derivatives	—	—	1,954	1,954
Others	—	—	3,743	3,743
Investments
Available-for-sale securities	9,466,515	8,748,394	421,352	18,636,261
Debt securities	8,561,574	8,747,546	—	17,309,120
Korea treasury and government agencies	6,304,090	1,909,127	—	8,213,217
Corporate	—	1,285,033	—	1,285,033
Financial institutions	2,257,484	3,742,748	—	6,000,232
Asset-backed securities	—	1,810,638	—	1,810,638
Equity securities	904,941	848	421,352	1,327,141
Other investment	1,809	—	77,647	79,456
Other assets-hedging derivatives	—	103,308	5,636	108,944

Liabilities measured at fair value
Trading liabilities
Securities sold short, not yet purchased	1,279,869	—	—	1,279,869
Foreign exchange spot contracts	—	1,839	—	1,839
Derivatives	7,576	1,880,493	99,674	1,987,743
Foreign exchange derivatives	—	1,110,304	—	1,110,304
Interest rate derivatives	—	721,931	10,494	732,425
Equity derivatives	7,576	48,258	85,667	141,501
Others	—	—	3,513	3,513
Other liabilities-hedging derivatives	—	192,933	24,958	217,891

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2009:

	December 31, 2008	Total realized/unrealized gains(losses) recorded in			Transfers into/out of Level 3(2)	Purchases, issuances and settlements	December 31, 2009	Unrealized gains (losses) still held(3)
		Trading revenues	Others

	(In millions of Korean won)
Available-for-sale securities	3,708	—	(46,299	)(1)	—	149,155	106,564	(44,326)
Other investments	87,015	—	(4,529	)(1)	(2,375)	(3,650)	76,461	(5,576)
Derivatives, net(4)	(353,983)	24,204	—		(87,013)	153,897	(262,895)	80,851

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2009.

(4)

Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

The significant changes in Level 3 assets and liabilities for the year ended December 31, 2009 are as follows:

A net decrease in available-for-sale securities of (Won)2,831 million was mainly driven by recognition of other-than-temporary impairment of CDOs which are included in earnings and disposals.

The changes in the Level 3 net derivative liabilities of (Won)91,088 million were primarily due to:

(i)	The Company transferred (Won)87,013 million of net derivatives assets from the Level 3 into the Level 2 category in the fair-value hierarchy during the year ended December 31, 2009. The valuation of these derivatives is affected by the credit valuation adjustments, which is based on an internal valuation technique, and the extent of such adjustment was originally determined to be significant enough to render the fair-value hierarchy into the lower level.

(ii)	The Company recognized realized and unrealized gains of (Won)24,204 million, relating to derivative assets and liabilities, which were included in trading revenues for the year ended December 31, 2009.

The increase in Level 3 investment of (Won)92,302 million was mainly due to the net loss of (Won)50,828 million which was recorded in current earnings, an increase of (Won)145,505 million from net purchases, issuances and settlements, and a (Won)2,375 million of transfer of an investment from Level 3 to Level 1 as the issuer of the securities became a publicly traded company.

The following table presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2010:

	December 31, 2009	Total realized/unrealized gains(losses) recorded in		Transfers into/ out of Level 3(2)	Purchases, issuances and settlements	December 31, 2010	Unrealized gains (losses) still held(3)
		Trading revenues	Others(1)
	(In millions of Korean won)
Available-for-sale securities

Corporate	47	—	(47)	—	—	—	—
Asset-backed securities	830	—	1,879	—	(2,709)	—	—
Equity securities	105,687	—	282,123	—	33,542	421,352	237,749
Other investments	76,461	3,063	—	(1,182)	(695)	77,647	(1,748)
Derivatives, net (4)	(262,895)	98,208	—	(3,206)	81,474	(86,419)	(7,842)
Foreign exchange derivatives	2,652	3,340	—	(294)	(1,081)	4,617	2,259
Interest rate derivatives	(23,294)	15,450	—	(2,912)	15,208	4,452	(21,794)
Equity derivatives	(206,451)	66,390	—	—	67,347	(72,714)	(1,335)
Credit derivatives	2,118	(164)	—	—	—	1,954	(164)
Others	(37,920)	13,192	—	—	—	(24,728)	13,192

(1)	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
(2)

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.

(3)

Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2010.

(4)

Net derivatives liabilities at December 31, 2010 and 2009 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2009, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2009.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	1,515
Loans(1)	—	—	638,165
Premises and equipment	—	3,576	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

The following table presents only balances measured at fair value during the period and still held by level within the ASC 820 fair-value hierarchy as of December 31, 2010, for which a nonrecurring change in fair value has been recorded during the year ended December 31, 2010.

	Level 1	Level 2	Level 3
	(In millions of Korean won)
Investments	—	—	459,995
Asset-backed securities	—	—	435
Other Investments	—	—	459,560
Loans(1)	—	—	923,722
Premises and equipment	—	1,817	—

(1)

Represents carrying values net of allowances and cumulative impairment charges of related impaired loans which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. The Company accordingly classified collateral dependent loans as Level 3.

Estimated Fair Value of Financial Instruments

	2009		2010
	Carrying amount	Fair value	Carrying amount	Fair value
	(In millions of Korean won)
Financial assets:
Cash and cash equivalents	2,695,569	2,695,569	3,867,316	3,867,316
Restricted cash	6,050,241	6,050,241	3,359,465	3,359,465
Interest-bearing deposits in other banks	466,890	466,890	987,408	987,408
Call loans and securities purchased under resale agreements	2,036,142	2,036,142	2,849,529	2,849,529
Investments	33,245,391	34,020,413	33,911,415	34,767,315
Loans, net	193,454,326	192,767,714	192,947,019	193,137,284
Due from customers on acceptance	1,895,444	1,895,444	1,878,190	1,878,190
Accrued interest and dividends receivable	1,029,257	1,029,257	956,746	956,746
Security deposits	1,405,638	1,405,638	1,401,469	1,401,469
Other assets-loans held for sale	201,275	201,275	73,460	73,460
Other assets- off-balance sheet instruments	29,808	29,808	19,275	19,275
Financial liabilities:
Interest-bearing deposits	166,078,921	166,113,912	176,846,197	176,840,307
Non-interest-bearing deposits	3,104,147	3,104,147	3,081,938	3,081,938

Call money	1,364,516	1,364,516	605,398	605,398
Acceptances outstanding	1,895,444	1,895,444	1,878,190	1,878,190

Accrued interest payable	3,819,342	3,819,342	3,703,325	3,703,325

Other borrowed funds	8,176,286	8,175,635	8,775,200	8,775,784
Secured borrowings	4,669,728	4,883,609	2,651,069	2,829,896
Long-term debt	39,569,909	40,441,451	30,080,132	31,307,786
Other liabilities-off-balance sheet instruments	29,808	29,808	19,275	19,275